Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of translation of foreign currencies
Translation of foreign currencies into US$1 have been made at the following exchange rates for the respective yea
r
s
:

	As of and for the Years Ended December 31,
	2023	2022	2021

Year -end SGD: US$1 exchange rate	1.3193	1.3404	1.3520
Year -end RMB: US$1 exchange rate	7.0999	6.8972	6.3726
Year -average SGD: US$1 exchange rate	1.3428	1.3787	1.3438
Year -average RMB: US$1 exchange rate	7.0809	6.7290	6.4508

Summary of property and equipment are stated at cost less accumulated depreciation
Property and equipment are stated at cost less accumulated depreciation. Depreciation is computed using the straight-line method over the estimat
e
d useful lives of the assets with no residual value. The estimated useful lives are as follows:

Expected useful lives
Buildings	50 years
Office equipme n t	3-5 years
Operation equipment	3-10 years

Summary of the company's revenues by geographic locations are summarized
The Company’s revenues by geographic locations are summarized below:

	For the Years Ended December 31,
	2023	2022	2021
China revenues	$5,333,982	$5,812,884	$6,802,386
Singapore revenues	9,028,520	10,521,516	10,665,730
Total revenues	$14,362,502	$16,334,400	$17,468,116